Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of estimated useful lives for the major asset categories

Lab and build-to-suit equipment	5 - 7	years
Office equipment	5	years
Furniture and fixtures	10	years
Computer equipment	3	years
Leasehold improvements	Lesser of life of the asset or remaining lease term

Schedule of common stock equivalent shares excluded from calculation of diluted net loss per share

	2017	2018
Preferred Stock	4,542,665	—
Stock Options	497,329	1,658,112
Warrants	279,281	170,925
Total	5,319,275	1,829,037

Schedule of fair value hierarchy of financial instruments measured at fair value

The following tables present the placement in the fair value hierarchy of financial liabilities measured at fair value as of December 31, 2017 and 2018:

		Significant
	Quoted Prices	Other
	in Active	Observable	Significant
	Markets	Inputs	Unobservable	Carrying
December 31, 2017	(Level 1)	(Level 2)	Inputs (Level 3)	Value
Pacific Western Bank Tranche I note - LSA	$—	$2,512,301	$—	$2,488,572
Pacific Western Bank Tranche II note - LSA	—	2,845,194	—	2,820,382
Pacific Western Bank Tranche III note - LSA	—	3,793,644	—	3,760,509
UNC Promissory Note	—	2,257,684	—	2,257,684
Convertible notes	—	—	28,702,268	9,837,984
Warrant liabilities	—	—	2,462,859	2,462,859
Total	$—	$11,408,823	$31,165,127	$23,627,990

		Significant
	Quoted Prices	Other
	in Active	Observable	Significant
	Markets	Inputs	Unobservable	Carrying
December 31, 2018	(Level 1)	(Level 2)	Inputs (Level 3)	Value
Pacific Western Bank note - A&R LSA	$—	$10,412,650	$—	$10,802,355
CSC build-to-suit equipment financing	—	1,311,135	—	1,142,194
Total	$—	$11,723,785	$—	$11,944,549

ASU 2014-09
Schedule of financial statement impact for the adoption of Topic 606

The cumulative effect of the changes made to the January 1, 2018 balance of accumulated deficit on the Balance Sheet for the adoption of Topic 606 was $0.5 million as follows:

	Balance at	Adjustments	Balance at
	December 31,	Due to	January 1,
	2017	Topic 606	2018
Balance Sheet:
Assets
Prepaid expenses and other current assets	$443,460	$10,550	$454,010
Prepaid expenses and other assets	1,115,972	45,529	1,161,501

Liabilities
Current portion of deferred revenue	3,605,199	105,511	3,710,710
Long-term deferred revenue	5,527,296	455,295	5,982,591

Stockholders’ equity (deficit)
Accumulated deficit	(113,413,311)	(504,727)	(113,918,038)

In accordance with the new revenue standard requirements, the impact of adoption on the Statement of Operations and Comprehensive Loss and Balance Sheet was as follows:

	For the Year ended December 31, 2018
		Balances
		Without
		Adoption of	Effect of Change
	As Reported	Topic 606	Higher/(Lower)
Statement of Operations and Comprehensive Loss:
Revenues	$2,706,981	$5,436,630	$(2,729,649)

Costs and expenses
Cost of sales	121,391	394,356	(272,965)

Net loss	(53,135,859)	(50,679,175)	2,456,684

	December 31, 2018
		Balances
		Without
		Adoption of	Effect of Change
	As Reported	Topic 606	Higher/(Lower)
Balance Sheet:
Assets
Prepaid expenses and other current assets	$219,057	$519,057	$(300,000)
Prepaid expenses and other assets	1,260,951	657,092	603,859

Liabilities
Current portion of deferred revenue	—	3,000,000	(3,000,000)
Long-term deferred revenue	8,071,920	2,033,333	6,038,587

Stockholders’ equity (deficit)
Accumulated deficit	(167,053,897)	(164,319,169)	2,734,728